Note 12 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Sep. 30, 2016
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2016	2015

	(2,826,227)	(4,372,448)
Statutory Federal income tax rate	35%	35%

Expected income tax benefit based on statutory rate	$(989,179)	$(1,530,000)
Permanent differences	150,413	27,000
Effect of state taxes	(7,036)	(105,000)
Effect of tax rate changes	-	-
Non-recognition due to increase in valuation allowance	739,681	1,608,000
Other	37,136	-
Total income tax benefit	$(68,985)	$-